                                                           FILE NUMBER 028-00568


                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2000
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                           By:__________________________________
                                                William M Lane, Vice President
                                                for Robert E. Torray & Co. Inc.

December 31, 2000               Form 13F - Robert E. Torray & Co. Inc.

                   Item 1                                                                                       Item 6
                                        Item 2       Item 3           Item 4          Item 5                    Invest
                                        Title         CUSIP         Fair Market       Total        --------------------------------
Name of Issuer                         of Class      Number            Value          Shares       (a)Sole    (b)Shared    (c)Other
--------------                         --------     ---------      -------------     ---------     -------    ---------    --------
A T & T Corporation                     common      001957109         64,553,593     3,742,237        X
                                                                       3,432,751       199,000        X
Abbott Laboratories                     common      002824100        209,816,724     4,331,700        X
                                                                      10,423,751       215,200        X
Agilent Technologies Inc.               common      00846U101        102,787,650     1,877,400        X
                                                                       5,173,875        94,500        X
American Home Products Corporation      common      02660910          89,093,923     1,401,950        X
                                                                       2,764,425        43,500        X
Archer Daniels Midland Company          common      03948310          77,065,635     5,137,709        X
                                                                       3,358,455       223,897        X
Bank of America Corporation             common      060505104         10,597,126       231,000        X
                                                                         532,150        11,600        X
Bank One Corporation                    common      06423A103        105,874,089     2,890,760        X
                                                                       5,095,380       139,123        X
Boston Scientific Corporation           common      101137107        100,263,680     7,325,200        X
                                                                       5,136,920       375,300        X
Bristol-Myers Squibb Company            common      110122108        143,495,686     1,940,770        X
                                                                       7,157,151        96,800        X
CSX Corporation                         common      126408103         64,995,484     2,505,850        X
                                                                       3,174,750       122,400        X
Carramerica Realty Company              common      144418100          9,741,319       311,100        X
Clear Channel Communications            common      184502102         90,384,379     1,866,000        X
                                                                       4,674,220        96,500        X
Dana Corporation                        common      235811106          4,844,879       316,400        X
                                                                         756,438        49,400        X
Disney (Walt) Company                   common      254687106        109,577,635     3,786,700        X
                                                                       5,764,350       199,200        X
Du Pont (E.I.) de Nemours               common      263534109         98,475,373     2,038,300        X
                                                                       5,497,963       113,800        X
Emerson Electric Company                common      291011104         76,452,069       970,050        X
                                                                       7,061,599        89,600        X
First Union Corporation                 common      337358105         56,025,504     2,014,400        X
                                                                       2,948,126       106,000        X
Ford Motor Company                      common      345370860         55,319,534     2,360,300        X
                                                                       2,903,907       123,900        X
Franklin Resources, Inc.                common      354613101        124,612,146     3,270,660        X
                                                                       6,922,770       181,700        X
Gannett Company Inc.                    common      364730101         84,137,992     1,334,200        X
                                                                       4,540,500        72,000        X


                   Item 1                                         Item 8
                                                    Voting Authority
                                        Item 7      --------------------------------------
Name of Issuer                         Managers     (a) Sole       (b) Shared      (c) None
--------------                         --------     ---------      ----------      --------
A T & T Corporation                      All        3,742,237
                                         All                                        199,000
Abbott Laboratories                      All        4,331,700
                                         All                                        215,200
Agilent Technologies Inc.                All        1,877,400
                                         All                                         94,500
American Home Products Corporation       All        1,401,950
                                         All                                         43,500
Archer Daniels Midland Company           All        5,137,709
                                         All                                        223,897
Bank of America Corporation              All          231,000
                                         All                                         11,600
Bank One Corporation                     All        2,890,760
                                         All                                        139,123
Boston Scientific Corporation            All        7,325,200
                                         All                                        375,300
Bristol-Myers Squibb Company             All        1,940,770
                                         All                                         96,800
CSX Corporation                          All        2,505,850
                                         All                                        122,400
Carramerica Realty Company               All          311,100
Clear Channel Communications             All        1,866,000
                                         All                                         96,500
Dana Corporation                         All          316,400
                                         All                                         49,400
Disney (Walt) Company                    All        3,786,700
                                         All                                        199,200
Du Pont (E.I.) de Nemours                All        2,038,300
                                         All                                        113,800
Emerson Electric Company                 All          970,050
                                         All                                         89,600
First Union Corporation                  All        2,014,400
                                         All                                        106,000
Ford Motor Company                       All        2,360,300
                                         All                                        123,900
Franklin Resources, Inc.                 All        3,270,660
                                         All                                        181,700
Gannett Company Inc.                     All        1,334,200
                                         All                                         72,000

December 31, 2000               Form 13F - Robert E. Torray & Co. Inc.

                   Item 1                                                                                       Item 6
                                        Item 2       Item 3           Item 4          Item 5                    Invest
                                        Title         CUSIP         Fair Market       Total        --------------------------------
Name of Issuer                         of Class      Number            Value          Shares       (a)Sole    (b)Shared    (c)Other
--------------                         --------     ---------      -------------     ---------     -------    ---------    --------
General Dynamics Corporation            common      369550108        168,285,000     2,157,500        X
                                                                       8,268,000       106,000        X
Hughes Electronics Corporation          common      370442832        176,557,200     7,676,400        X
                                                                       8,834,300       384,100        X
Gillette Company, The                   common      375766102        121,058,497     3,351,100        X
                                                                       6,805,951       188,400        X
Illinois Tool Works                     common      452308109        170,503,616     2,862,600        X
                                                                       8,743,775       146,800        X
I B M Corporation                       common      459200101         49,937,500       587,500        X
                                                                       2,966,500        34,900        X
Intl Flavors & Fragrances Inc.          common      459506101         58,292,818     2,869,800        X
                                                                       3,067,187       151,000        X
Johnson & Johnson                       common      478160104        107,184,769     1,020,200        X
                                                                       5,620,844        53,500        X
Kimberly-Clark Corporation              common      494368103        185,989,066     2,631,052        X
                                                                       9,210,907       130,300        X
Lucent Technologies Inc.                common      549463107         41,987,700     3,110,200        X
                                                                       2,208,600       163,600        X
Markel Corporation                      common      570535104         75,933,844       419,524        X
                                                                       3,887,156        21,476        X
J.P. Morgan & Company                   common      616880100        166,459,900     1,005,800        X
                                                                       9,863,800        59,600        X
Northrop Grumman Corporation            common      66680710          78,787,750       949,250        X
                                                                       3,137,400        37,800        X
PanAmSat Corporation                    common      697933109         75,700,270     2,182,350        X
                                                                       3,815,626       110,000        X
Procter & Gamble Company                common      74271810         127,131,503     1,620,800        X
                                                                       6,275,001        80,000        X
Raytheon Company Class A                common      755111309         68,062,507     2,346,983        X
                                                                       3,160,826       108,994        X
Tribune Company                         common      896047107        158,729,025     3,756,900        X
                                                                       8,086,650       191,400        X
USA Education Inc.                      common      90390U102         82,735,600     1,216,700        X
                                                                       4,243,200        62,400        X
                                                                   -------------
Total                                                              3,776,966,189
                                                                   =============

                   Item 1                                         Item 8
                                                    Voting Authority
                                        Item 7      --------------------------------------
Name of Issuer                         Managers     (a) Sole       (b) Shared      (c) None
--------------                         --------     ---------      ----------      --------
General Dynamics Corporation             All        2,157,500
                                         All                                        106,000
Hughes Electronics Corporation           All        7,676,400
                                         All                                        384,100
Gillette Company, The                    All        3,351,100
                                         All                                        188,400
Illinois Tool Works                      All        2,862,600
                                         All                                        146,800
I B M Corporation                        All          587,500
                                         All                                         34,900
Intl Flavors & Fragrances Inc.           All        2,869,800
                                         All                                        151,000
Johnson & Johnson                        All        1,020,200
                                         All                                         53,500
Kimberly-Clark Corporation               All        2,631,052
                                         All                                        130,300
Lucent Technologies Inc.                 All        3,110,200
                                         All                                        163,600
Markel Corporation                       All          419,524
                                         All                                         21,476
J.P. Morgan & Company                    All        1,005,800
                                         All                                         59,600
Northrop Grumman Corporation             All          949,250
                                         All                                         37,800
PanAmSat Corporation                     All        2,182,350
                                         All                                        110,000
Procter & Gamble Company                 All        1,620,800
                                         All                                         80,000
Raytheon Company Class A                 All        2,346,983
                                         All                                        108,994
Tribune Company                          All        3,756,900
                                         All                                        191,400
USA Education Inc.                       All        1,216,700
                                         All                                         62,400

Total